Stockholders' Equity - Stock Options Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Available for Grant [Roll Forward]
Number of shares available for grant, options granted			(1,935,000)	(790,500)	(1,502,750)
Number of shares available for grant, options exercised			0	0	0
Number of shares available for grant, options forfeited			583,575	414,308	529,044
Number of shares available for grant, shares expired				(8,643)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares outstanding, beginning balance			2,986,180	2,876,510	2,344,767
Number of shares outstanding, options granted			1,935,000	790,500	1,502,750
Number of shares outstanding, options exercised			(162,133)	(266,522)	(441,963)
Number of shares outstanding, options forfeited			(583,575)	(414,308)	(529,044)
Number of shares outstanding, ending balance			4,175,472	2,986,180	2,876,510
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted-average exercise price per share, beginning balance			$ 5.794	$ 6.157	$ 7.482
Weighted-average exercise price per share, options granted			$ 4.292	$ 7.610	$ 5.253
Weighted-average exercis price per share, options exercised			$ 2.681	$ 4.010	$ 3.018
Weighted-average exercis price per share, options forfeited			$ 5.625	$ 13.042	$ 12.083
Weighted-average exercise price per share, ending balance			$ 5.242	$ 5.794	$ 6.157
Options outstanding, shares			4,175,472	2,986,180	2,876,510
Options outstanding, weighted-average exercise price			$ 5.242	$ 5.794	$ 6.157
Options vested and exercisable, shares			2,677,128
Options vested and exercisable, weighted-average exercise price per share			$ 5.363
Options outstanding, weighted-average remaining contractual life			6 years 2 months 27 days
Options vested and exercisable, weighted-average remaining contracutal life			4 years 8 months 19 days
Options outstnding, aggregate intrinsic value			$ 1,243
Options vested and exercisable, aggregate intrinsic value			$ 1,008
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Available for Grant [Roll Forward]
Number of shares available for grant, beginning balance		424,252	841,858	531,468	832,686
Number of shares available for grant, options authorized			933,819	695,225	672,488
Number of shares available for grant, ending balance			424,252	841,858	531,468
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares outstanding, options exercised	(280,324)	(280,824)